Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers
Schedule of changes in the contract liabilities and deferred revenue

	Years Ended December 31,
	2023	2022
Beginning balance	$29,197	$27,903
Revenue recognized	(11,226)	(6,805)
Other changes in contract liabilities	4,361	8,099
Ending balance	$22,332	$29,197

Schedule of disaggregated revenue

	2024	2025	2026	2027	2028	Thereafter	Total
Legacy data center hosting contract	$2,362	$2,362	$2,362	$2,362	$2,362	$5,964	$17,774
Engineering	4,073	—	—	—	—	—	4,073
Other	97	97	97	97	97	—	485
Total contract liabilities	$6,532	$2,459	$2,459	$2,459	$2,459	$5,964	$22,332